Reportable segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Cost of sales	(1,772,208)	(1,334,321)	(1,383,603)
Gross profit	1,090,107	482,870	560,052
Other incomes by function	19,552	26,893	18,218
Administrative expenses	(118,893)	(107,017)	(117,180)
Other expenses by function	(60,605)	(99,612)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(235)	4,684	(1,057)
Other losses	(2,638)	(5,313)	(383)
Financial income	4,668	13,715	26,289
Finance costs	(84,626)	(82,199)	(76,939)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	11,132	8,940	9,786
Exchange differences	(17,241)	(4,423)	(2,169)
Profit (loss) before taxes	841,221	238,538	390,622
Income tax expense	(249,016)	(70,179)	(110,019)
Profit (loss) from continuing operations	592,205	168,359	280,603
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	908,815	701,688	723,920
Cost of sales	(646,930)	(537,801)	(573,808)
Gross profit	261,885	163,887	150,112
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	261,885	163,887	150,112
Income tax expense	0	0	0
Profit (loss) from continuing operations	261,885	163,887	150,112
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	437,931	334,657	371,020
Cost of sales	(240,341)	(168,499)	(230,468)
Gross profit	197,590	166,158	140,552
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	197,590	166,158	140,552
Income tax expense	0	0	0
Profit (loss) from continuing operations	197,590	166,158	140,552
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	936,121	383,373	505,714
Cost of sales	(494,794)	(297,048)	(306,250)
Gross profit	441,327	86,325	199,464
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	441,327	86,325	199,464
Income tax expense	0	0	0
Profit (loss) from continuing operations	441,327	86,325	199,464
Industrial chemicals [Member]
Statement [Line Items]
Revenue	132,011	160,608	94,875
Cost of sales	(109,067)	(119,092)	(63,590)
Gross profit	22,944	41,516	31,285
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	22,944	41,516	31,285
Income tax expense	0	0	0
Profit (loss) from continuing operations	22,944	41,516	31,285
Potassium [Member]
Statement [Line Items]
Revenue	416,592	209,294	212,151
Cost of sales	(253,125)	(187,019)	(176,199)
Gross profit	163,467	22,275	35,952
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	163,467	22,275	35,952
Income tax expense	0	0	0
Profit (loss) from continuing operations	163,467	22,275	35,952
Other products and services [Member]
Statement [Line Items]
Revenue	30,845	27,571	35,975
Cost of sales	(27,951)	(24,862)	(33,288)
Gross profit	2,894	2,709	2,687
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	2,894	2,709	2,687
Income tax expense	0	0	0
Profit (loss) from continuing operations	2,894	2,709	2,687
Corporate unit [Member]
Statement [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	19,552	26,893	18,218
Administrative expenses	(118,893)	(107,017)	(117,180)
Other expenses by function	(60,605)	(99,612)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(235)	4,684	(1,057)
Other losses	(2,638)	(5,313)	(383)
Financial income	4,668	13,715	26,289
Finance costs	(84,626)	(82,199)	(76,939)
Interest in the profit (loss) of associates and joint ventures accounted for by the equity method	11,132	8,940	9,786
Exchange differences	(17,241)	(4,423)	(2,169)
Profit (loss) before taxes	(248,886)	(244,332)	(169,430)
Income tax expense	(249,016)	(70,179)	(110,019)
Profit (loss) from continuing operations	$ (497,902)	$ (314,511)	$ (279,449)